RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of related Parties and nature of relationship
a)	Related Parties

Name of principal related parties	Relationship with the Group
Kingsoft Corporation Limited and its subsidiaries (other than all of entities of the Group) (“Kingsoft Group”)	Principal shareholder of the Company

Xiaomi Corporation and its subsidiaries (“Xiaomi Group”)	Entity controlled by a director of the Company

Schedule of related party transactions
b)	The Group had the following related party transactions:

	For the year ended December 31
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Revenues:
Public cloud services provided to Xiaomi Group	749,597	804,647	763,338	107,514
Public cloud services provided to Kingsoft Group	156,158	187,907	217,333	30,611
Public cloud services provided to other related parties	—	50,629	378	53
Enterprise cloud services provided to Xiaomi Group	22,857	74,590	104,967	14,784
Enterprise cloud services provided to Kingsoft Group	838	10,892	18,690	2,632
Enterprise cloud services provided to other related parties	—	—	2,200	310
Other services provided to Kingsoft Group	74	—	—	—
Other services provided to other related parties	—	—	436	61
	929,524	1,128,665	1,107,342	155,965
Purchase of devices from Xiaomi Group	1,349	144	91	13
Interest expense on loans due to Xiaomi Group	16,633	48,707	39,703	5,592
Interest expense on a loan due to Kingsoft Group	4,088	18,364	958	135
Rental of building from Xiaomi Group*	56,452	48,766	39,713	5,593
Rental of office space, and administrative services from Kingsoft Group	13,321	13,931	9,167	1,291
	91,843	129,912	89,632	12,624
*

The Group entered into agreements to lease building and office space from Xiaomi Group. As of December 31, 2022 and 2023, the related operating lease right-of-use assets amounted to RMB167,697 and RMB115,622 (US$16,285) and operating lease liabilities amounted to RMB224,346 and RMB132,146 (US$18,612), respectively.

Schedule of related party balances
c)	The Group had the following related party balances at the end of the year:

	As at December 31
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related parties:
Trade related:
Xiaomi Group	200,577	189,027	26,623
Kingsoft Group	34,550	61,901	8,719
Other related parties*	6,268	71,372	10,053

Non-trade related:
Kingsoft Group	10,868	—	—
	252,263	322,300	45,395
Amounts due to related parties:
Trade related:
Kingsoft Group	14,069	5,824	820
Xiaomi Group	44,245	26,520	3,735
Other related parties	—	7,055	994

Non-trade related:
Kingsoft Group**	29,284	529,284	74,548
Xiaomi Group**	753,593	403,292	56,803
	841,191	971,975	136,900
*	Amount as of December 31, 2023 included RMB51,778 (US$7,293) of prepayments to an equity method investee for electronic equipment.

**Amounts included related party loans as disclosed in Note 13.